Note 16 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
16.           Derivative Financial Instruments

Interest rate swaps

Effective July 14, 2008, July 8, 2009, January 21, 2011, September 20, 2013 and on October 17, 2014 respectively, the Company entered into four interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $25.0 million for the first two contracts, $10.0 million for the last three contracts, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 3.99%, 2.88%, 2.29% and 1.29% on the first four respective swaps based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. Two swaps were effective from July 14, 2008 to July 14, 2013 and from July 8, 2009 to July 8, 2014 and two are effective from January 21, 2011 to January 21, 2016 and from September 20, 2013 to December 31, 2016, respectively. In October 2014 we entered into a new forward step-up swap contract for a notional amount of $10 million, under the terms of the contract dated on November 28, 2015 Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 0.50% until November 28, 2016 then 0.95% till November 28, 2017 and then 3.55% till May 28, 2019. The interest rate swaps did not qualify for hedge accounting as of December 31, 2013 and 2014.

Freight Forward Agreements (“FFA”)

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 15).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2013	December 31, 2014

Interest rate swap contracts	Current liabilities – Derivatives	697,889	297,992

Interest rate contracts	Long-term liabilities – Derivatives	319,859	779

Total derivative liabilities		1,017,748	298,771

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2014
FFA contracts – Fair value	Change in fair value of derivatives	-	-	-
FFA contracts – Realized loss	Change in fair value of derivatives	(2,247)	-	-
Interest rate – Fair value	Change in fair value of derivatives	1,057,928	1,375,820	718,977
Interest rate contracts – Realized loss	Change in fair value of derivatives	(1,693,084)	(1,552,952)	(763,625)
Total loss on derivatives		(637,403)	(177,132)	(44,648)